DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF

February 29, 2024 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 90.7%
Basic Materials - 4.8%
Chemicals - 2.5%
Ashland, Inc., 6.875%, 5/15/43	$3,000	$3,104
ASP Unifrax Holdings, Inc., 144A, 5.25%, 9/30/28	5,000	3,203
Avient Corp., 144A, 5.75%, 5/15/25	14,000	13,941
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	5,000	4,456
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144A, 4.75%, 6/15/27	5,000	4,844
Cerdia Finanz GmbH, 144A, 10.50%, 2/15/27	5,000	5,170
Chemours Co., 144A, 5.75%, 11/15/28	8,000	7,060
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/28	3,000	2,449
CVR Partners LP / CVR Nitrogen Finance Corp., 144A, 6.125%, 6/15/28	4,000	3,775
Element Solutions, Inc., 144A, 3.875%, 9/1/28	6,000	5,445
HB Fuller Co., 4.25%, 10/15/28	5,000	4,671
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 144A, 9.00%, 7/1/28	5,000	4,977
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	7,000	6,650
Ingevity Corp., 144A, 3.875%, 11/1/28	5,000	4,437
Methanex Corp., 5.65%, 12/1/44	5,000	4,250
NOVA Chemicals Corp. 144A, 5.25%, 6/1/27	9,000	8,356
REGS, 4.25%, 5/15/29	3,000	2,490
Nufarm Australia Ltd. / Nufarm Americas, Inc., 144A, 5.00%, 1/27/30	5,000	4,598
Olympus Water US Holding Corp.
144A, 9.75%, 11/15/28	12,000	12,750
144A, 6.25%, 10/1/29	5,000	4,488
SCIH Salt Holdings, Inc.
144A, 4.875%, 5/1/28	5,000	4,594
144A, 6.625%, 5/1/29	3,000	2,733
SCIL IV LLC / SCIL USA Holdings LLC, 144A, 5.375%, 11/1/26	7,000	6,813
SK Invictus Intermediate II SARL, 144A, 5.00%, 10/30/29	5,000	4,270
SNF Group SACA, 144A, 3.125%, 3/15/27	5,000	4,645
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 144A, 5.125%, 4/1/29	3,000	1,170
Tronox, Inc., 144A, 4.625%, 3/15/29	9,000	7,985
Vibrantz Technologies, Inc., 144A, 9.00%, 2/15/30	5,000	4,625
WR Grace Holdings LLC
144A, 4.875%, 6/15/27	7,000	6,694
144A, 5.625%, 8/15/29	5,000	4,396
144A, 7.375%, 3/1/31	3,000	3,041

(Cost $173,505)		162,080

Forest Products & Paper - 0.2%
Ahlstrom Holding 3 Oy, 144A, 4.875%, 2/4/28	2,000	1,822
Domtar Corp., 144A, 6.75%, 10/1/28	5,000	4,644
Glatfelter Corp., 144A, 4.75%, 11/15/29	3,000	2,539
Mercer International, Inc., 5.125%, 2/1/29	5,000	4,344

(Cost $14,019)		13,349

Iron/Steel - 1.0%
ATI, Inc., 5.125%, 10/1/31	5,000	4,587
Big River Steel LLC / BRS Finance Corp., 144A, 6.625%, 1/31/29	7,000	7,053
Carpenter Technology Corp., 6.375%, 7/15/28	5,000	5,000
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	6,000	5,966
144A, 6.75%, 4/15/30	6,000	5,970
Commercial Metals Co., 4.375%, 3/15/32	5,000	4,472
Mineral Resources Ltd.
144A, 8.125%, 5/1/27	9,000	9,125
144A, 8.00%, 11/1/27	9,000	9,189
144A, 9.25%, 10/1/28	5,000	5,269
144A, 8.50%, 5/1/30	7,000	7,236
United States Steel Corp., 6.875%, 3/1/29	5,000	5,055

(Cost $68,921)		68,922

Mining - 1.1%
Arsenal AIC Parent LLC, 144A, 8.00%, 10/1/30	9,000	9,450
Coeur Mining, Inc., 144A, 5.125%, 2/15/29	2,000	1,839
Compass Minerals International, Inc., 144A, 6.75%, 12/1/27	5,000	4,918
Constellium SE, 144A, 3.75%, 4/15/29	3,000	2,682
Eldorado Gold Corp., 144A, 6.25%, 9/1/29	5,000	4,710
FMG Resources August 2006 Pty Ltd.
144A, 4.375%, 4/1/31	11,000	9,874
144A, 6.125%, 4/15/32	12,000	11,893
Hudbay Minerals, Inc., 144A, 6.125%, 4/1/29	5,000	4,915
JW Aluminum Continuous Cast Co., 144A, 10.25%, 6/1/26	3,000	3,056
Kaiser Aluminum Corp., 144A, 4.50%, 6/1/31	7,000	5,986
Novelis Corp.
144A, 4.75%, 1/30/30	5,000	4,594
144A, 3.875%, 8/15/31	6,000	5,094

(Cost $73,166)		69,011

Communications - 12.9%
Advertising - 0.7%
Advantage Sales & Marketing, Inc., 144A, 6.50%, 11/15/28	5,000	4,662
Clear Channel International BV, 144A, 6.625%, 8/1/25	5,000	5,006
Clear Channel Outdoor Holdings, Inc., 144A, 7.50%, 6/1/29	10,000	8,338
CMG Media Corp., 144A, 8.875%, 12/15/27	5,000	3,174

Lamar Media Corp., 3.75%, 2/15/28	5,000	4,675
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 5.00%, 8/15/27	12,000	11,576
Stagwell Global LLC, 144A, 5.625%, 8/15/29	5,000	4,489

(Cost $47,623)		41,920

Internet - 2.2%
ANGI Group LLC, 144A, 3.875%, 8/15/28	5,000	4,307
Arches Buyer, Inc., 144A, 6.125%, 12/1/28	7,000	5,985
Cablevision Lightpath LLC, 144A, 5.625%, 9/15/28	3,000	2,505
Cogent Communications Group, Inc., 144A, 3.50%, 5/1/26	7,000	6,685
EquipmentShare.com, Inc., 144A, 9.00%, 5/15/28	5,000	5,137
Gen Digital, Inc.
144A, 5.00%, 4/15/25	8,000	7,960
144A, 6.75%, 9/30/27	7,000	7,021
144A, 7.125%, 9/30/30	50,000	51,207
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A, 5.25%, 12/1/27	5,000	4,850
144A, 3.50%, 3/1/29	5,000	4,462
ION Trading Technologies SARL, 144A, 5.75%, 5/15/28	5,000	4,550
Match Group Holdings II LLC, 144A, 4.625%, 6/1/28	9,000	8,477
Millennium Escrow Corp., 144A, 6.625%, 8/1/26	5,000	2,995
Newfold Digital Holdings Group, Inc.
144A, 11.75%, 10/15/28	3,000	3,263
144A, 6.00%, 2/15/29	3,000	2,370
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 144A, 4.75%, 4/30/27	5,000	4,813
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	4,000	1,695
Rakuten Group, Inc., 144A, 6.25%, Perpetual	7,000	5,075
Uber Technologies, Inc., 144A, 4.50%, 8/15/29	8,000	7,533
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	3,000	2,705

(Cost $150,859)		143,595

Media - 5.7%
AMC Networks, Inc.
4.75%, 8/1/25	6,000	5,752
4.25%, 2/15/29	5,000	3,244
Cable One, Inc., 144A, 4.00%, 11/15/30	5,000	3,787
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 5.125%, 5/1/27	10,000	9,500
144A, 5.00%, 2/1/28	4,000	3,700
144A, 6.375%, 9/1/29	5,000	4,699
144A, 4.75%, 3/1/30	12,000	10,238
144A, 4.50%, 8/15/30	5,000	4,158
144A, 4.25%, 2/1/31	10,000	8,061
144A, 4.75%, 2/1/32	5,000	4,047
4.50%, 5/1/32	12,000	9,540
144A, 4.50%, 6/1/33	6,000	4,627
144A, 4.25%, 1/15/34	4,000	2,998
CSC Holdings LLC
144A, 5.50%, 4/15/27	7,000	6,317
144A, 5.375%, 2/1/28	8,000	7,010
144A, 6.50%, 2/1/29	9,000	7,864
144A, 5.75%, 1/15/30	9,000	5,312
144A, 4.625%, 12/1/30	10,000	5,596
144A, 4.50%, 11/15/31	9,000	6,728
144A, 5.00%, 11/15/31	9,000	4,950
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.875%, 8/15/27	15,000	14,194
DISH DBS Corp.
5.875%, 11/15/24	10,000	9,500
7.75%, 7/1/26	12,000	7,500
144A, 5.25%, 12/1/26	20,000	16,075
144A, 5.75%, 12/1/28	14,000	9,765
DISH Network Corp., 144A, 11.75%, 11/15/27	5,000	5,225
GCI LLC, 144A, 4.75%, 10/15/28	3,000	2,701
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31	5,000	3,246
Gray Television, Inc.
144A, 5.875%, 7/15/26	10,000	9,513
144A, 4.75%, 10/15/30	5,000	3,248
iHeartCommunications, Inc.
6.375%, 5/1/26	4,000	3,420
8.375%, 5/1/27	3,000	1,815
144A, 4.75%, 1/15/28	2,000	1,450
LCPR Senior Secured Financing DAC, 144A,5. 125%, 7/15/29	5,000	4,229
Liberty Interactive LLC, 8.25%, 2/1/30	2,000	1,330
McGraw-Hill Education, Inc., 144A, 5.75%, 8/1/28	5,000	4,700
News Corp., 144A, 3.875%, 5/15/29	6,000	5,460
Nexstar Media, Inc., 144A, 5.625%, 7/15/27	10,000	9,525
Paramount Global, 6.375%, 3/30/62	5,000	4,356
Radiate Holdco LLC / Radiate Finance, Inc., 144A, 6.50%, 9/15/28	6,000	2,918
Scripps Escrow II, Inc., 144A, 5.375%, 1/15/31	3,000	1,717
Sinclair Television Group, Inc., 144A, 5.50%, 3/1/30	4,000	2,910
Sirius XM Radio, Inc.
144A, 5.00%, 8/1/27	8,000	7,660
144A, 4.00%, 7/15/28	12,000	10,860
144A, 5.50%, 7/1/29	8,000	7,583
144A, 4.125%, 7/1/30	5,000	4,344
144A, 3.875%, 9/1/31	3,000	2,489

Sunrise FinCo I BV, 144A, 4.875%, 7/15/31	5,000	4,432
Sunrise HoldCo IV BV, 144A, 5.50%, 1/15/28	9,000	8,714
TEGNA, Inc.
4.625%, 3/15/28	8,000	7,240
5.00%, 9/15/29	6,000	5,310
Univision Communications, Inc.
144A, 6.625%, 6/1/27	12,000	11,655
144A, 4.50%, 5/1/29	8,000	7,030
Urban One, Inc., 144A, 7.375%, 2/1/28	3,000	2,588
Videotron Ltd., 144A, 5.125%, 4/15/27	5,000	4,910
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	8,000	6,919
Virgin Media Secured Finance PLC, 144A, 5.50%, 5/15/29	9,000	8,481
Virgin Media Vendor Financing Notes IV DAC, 144A, 5.00%, 7/15/28	5,000	4,620
VZ Secured Financing BV, 144A, 5.00%, 1/15/32	13,000	11,148
Ziggo Bond Co. BV, 144A, 6.00%, 1/15/27	5,000	4,875
Ziggo BV, 144A, 4.875%, 1/15/30	5,000	4,438

(Cost $427,846)		368,221

Telecommunications - 4.3%
Altice France Holding SA
144A, 10.50%, 5/15/27	7,000	4,594
144A, 6.00%, 2/15/28	8,000	4,060
Altice France SA
144A, 8.125%, 2/1/27	14,000	12,880
144A, 5.50%, 1/15/28	10,000	8,175
144A, 5.125%, 7/15/29	5,000	3,800
British Telecommunications PLC, 144A, 4.875%, 11/23/81	5,000	4,412
CommScope Technologies LLC
144A, 6.00%, 6/15/25	8,000	6,560
144A, 5.00%, 3/15/27	5,000	1,825
CommScope, Inc.
144A, 6.00%, 3/1/26	12,000	10,860
144A, 8.25%, 3/1/27	5,000	2,225
144A, 7.125%, 7/1/28	6,000	2,460
144A, 4.75%, 9/1/29	9,000	6,210
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	9,000	8,842
Consolidated Communications, Inc., 144A, 6.50%, 10/1/28	7,000	6,055
Embarq Corp., 7.995%, 6/1/36	8,000	4,550
Frontier Communications Holdings LLC
144A, 5.875%, 10/15/27	7,000	6,781
144A, 6.75%, 5/1/29	6,000	5,404
144A, 6.00%, 1/15/30	5,000	4,300
Hughes Satellite Systems Corp., 5.25%, 8/1/26	8,000	6,900
Iliad Holding SASU, 144A, 6.50%, 10/15/26	8,000	7,951
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	20,000	18,664
Level 3 Financing, Inc.
144A, 4.625%, 9/15/27	9,000	5,580
144A, 4.25%, 7/1/28	5,000	2,400
144A, 3.625%, 1/15/29	7,000	2,940
144A, 3.75%, 7/15/29	7,000	2,905
144A, 3.875%, 11/15/29	2,000	2,070
144A, 10.50%, 5/15/30	4,000	4,110
Ligado Networks LLC, 144A,, 5/1/24*	5,437	95
Lumen Technologies, Inc.
144A, 5.125%, 12/15/26	3,000	1,980
144A, 4.00%, 2/15/27	5,000	3,075
SoftBank Group Corp., REGS, 4.00%, 7/6/26	30,000	28,725
Telecom Italia Capital SA
6.375%, 11/15/33	8,000	7,704
6.00%, 9/30/34	5,000	4,648
7.20%, 7/18/36	5,000	4,994
7.721%, 6/4/38	5,000	5,112
Viasat, Inc.
144A, 5.625%, 9/15/25	7,000	6,808
144A, 6.50%, 7/15/28	4,000	2,973
144A, 7.50%, 5/30/31	2,000	1,415
Viavi Solutions, Inc., 144A, 3.75%, 10/1/29	4,000	3,480
Vmed O2 UK Financing I PLC
144A, 4.25%, 1/31/31	8,000	6,839
144A, 4.75%, 7/15/31	10,000	8,662
Vodafone Group PLC
7.00%, 4/4/79	12,000	12,275
4.125%, 6/4/81	4,000	3,431
5.125%, 6/4/81	7,000	5,242
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28	10,000	9,387
Zayo Group Holdings, Inc., 144A, 6.125%, 3/1/28	9,000	6,885

(Cost $335,209)		281,243

Consumer, Cyclical - 20.0%
Airlines - 1.1%
Air Canada, 144A, 3.875%, 8/15/26	7,000	6,661
Allegiant Travel Co., 144A, 7.25%, 8/15/27	4,000	3,905
American Airlines Inc/AAdvantage Loyalty IP Ltd. 144A, 5.50%, 4/20/26	12,000	11,952
144A, 5.75%, 4/20/29	10,000	9,801
Delta Air Lines, Inc., 3.75%, 10/28/29	3,000	2,734
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 44A, 5.75%, 1/20/26	8,000	7,590

Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144A, 8.00%, 9/20/25	3,000	2,167
United Airlines Holdings, Inc., 4.875%, 1/15/25	10,000	9,950
United Airlines, Inc., 144A,4.625%, 4/15/29	6,000	5,565
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
144A, 9.50%, 6/1/28	5,000	4,237
144A, 6.375%, 2/1/30	5,000	3,675

(Cost $71,456)		68,237

Apparel - 0.1%
Hanesbrands, Inc., 144A, 4.875%, 5/15/26	5,000	4,841
Wolverine World Wide, Inc., 144A, 4.00%, 8/15/29	5,000	4,031

(Cost $9,219)		8,872

Auto Manufacturers - 0.5%
Allison Transmission, Inc., 144A, 5.875%, 6/1/29	7,000	6,930
Aston Martin Capital Holdings Ltd., 144A, 10.50%, 11/30/25	7,000	7,113
Jaguar Land Rover Automotive PLC, 144A, 4.50%, 10/1/27	6,000	5,670
Mclaren Finance PLC, 144A, 7.50%, 8/1/26	6,000	5,272
PM General Purchaser LLC, 144A, 9.50%, 10/1/28	5,000	5,063
Wabash National Corp., 144A, 4.50%, 10/15/28	2,000	1,840

(Cost $32,581)		31,888

Auto Parts & Equipment - 2.6%
Adient Global Holdings Ltd.
144A, 4.875%, 8/15/26	9,000	8,741
144A, 8.25%, 4/15/31	4,000	4,220
American Axle & Manufacturing, Inc., 6.50%, 4/1/27	14,000	13,825
Clarios Global LP / Clarios US Finance Co., 144A, 8.50%, 5/15/27	68,000	68,510
Cooper-Standard Automotive, Inc., 144A, 5.625%, 5/15/57, 5.625% Cash or 10.625% PIK, PIK, 5/15/27	5,479	4,191
Dana, Inc., 5.375%, 11/15/27	12,000	11,640
Dornoch Debt Merger Sub, Inc., 144A, 6.625%, 10/15/29	5,000	4,512
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	5,000	4,894
5.625%, 4/30/33	5,000	4,494
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/29	3,000	2,625
Tenneco, Inc., 144A, 8.00%, 11/17/28	12,000	10,995
Titan International, Inc., 7.00%, 4/30/28	5,000	4,981
ZF North America Capital, Inc.
144A, 4.75%, 4/29/25	14,000	13,860
144A, 7.125%, 4/14/30	7,000	7,298

(Cost $165,676)		164,786

Distribution/Wholesale - 0.7%
American Builders & Contractors Supply Co., Inc., 144A, 4.00%, 1/15/28	5,000	4,687
BCPE Empire Holdings, Inc., 144A, 7.625%, 5/1/27	6,000	5,780
G-III Apparel Group Ltd., 144A, 7.875%, 8/15/25	5,000	5,025
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	5,000	4,539
OPENLANE, Inc., 144A, 5.125%, 6/1/25	5,000	4,938
Ritchie Bros Holdings, Inc., 144A, 6.75%, 3/15/28	12,000	12,281
Verde Purchaser LLC, 144A, 10.50%, 11/30/30	5,000	5,219
Wesco Aircraft Holdings, Inc., 144A, 9.00%, 11/15/26(a)	2	0
Windsor Holdings III LLC, 144A, 8.50%, 6/15/30	5,000	5,176

(Cost $48,437)		47,645

Entertainment - 3.4%
Affinity Interactive, 144A, 6.875%, 12/15/27	4,000	3,670
Allen Media LLC / Allen Media Co.-Issuer, Inc., 144A, 10.50%, 2/15/28	4,000	1,958
AMC Entertainment Holdings, Inc., 144A, 7.50%, 2/15/29	4,000	2,785
Caesars Entertainment, Inc.
144A, 6.25%, 7/1/25	10,000	10,012
144A, 8.125%, 7/1/27	10,000	10,275
144A, 4.625%, 10/15/29	4,000	3,660
144A, 7.00%, 2/15/30	18,000	18,445
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 4/15/27	5,000	4,950
Churchill Downs, Inc.
144A, 4.75%, 1/15/28	5,000	4,725
144A, 5.75%, 4/1/30	6,000	5,795
Cinemark USA, Inc.,
144A, 5.25%, 7/15/28	5,000	4,687
International Game Technology PLC
144A, 6.50%, 2/15/25	59,000	59,369
144A, 4.125%, 4/15/26	5,000	4,838
144A, 6.25%, 1/15/27	9,000	9,061
Jacobs Entertainment, Inc., 144A, 6.75%, 2/15/29	3,000	2,865
Light & Wonder International, Inc., 144A, 7.25%, 11/15/29	10,000	10,283
Lions Gate Capital Holdings LLC, 144A, 5.50%, 4/15/29	2,000	1,518
Merlin Entertainments Ltd., 144A, 5.75%, 6/15/26	9,000	8,939

Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 144A, 4.875%, 5/1/29	4,000	3,677
Mohegan Tribal Gaming Authority, 144A, 8.00%, 2/1/26	4,000	3,790
Penn Entertainment, Inc., 144A, 5.625%, 1/15/27	6,000	5,753
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 144A, 5.625%, 9/1/29	5,000	3,610
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A, 4.625%, 4/16/29	10,000	9,069
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 144A, 6.625%, 3/1/30	5,000	4,725
Six Flags Entertainment Corp., 144A, 7.25%, 5/15/31	4,000	4,035
Speedway Motorsports LLC / Speedway Funding II, Inc., 144A, 4.875%, 11/1/27	7,000	6,641
WMG Acquisition Corp., 144A, 3.00%, 2/15/31	5,000	4,231
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 144A, 5.125%, 10/1/29	6,000	5,670

(Cost $226,824)		219,036

Food Service - 0.2%
Aramark Services, Inc.
144A, 5.00%, 4/1/25	5,000	4,987
144A, 5.00%, 2/1/28	7,000	6,755
TKC Holdings, Inc., 144A, 10.50%, 5/15/29	4,000	3,660

(Cost $16,107)		15,402

Home Builders - 1.1%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	5,000	4,531
Beazer Homes USA, Inc., 5.875%, 10/15/27	5,000	4,862
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 144A, 4.875%, 2/15/30	6,000	5,336
Century Communities, Inc.
6.75%, 6/1/27	5,000	5,019
144A, 3.875%, 8/15/29	5,000	4,420
Forestar Group, Inc., 144A, 3.85%, 5/15/26	5,000	4,775
KB Home, 4.00%, 6/15/31	6,000	5,272
M/I Homes, Inc., 4.95%, 2/1/28	5,000	4,785
Mattamy Group Corp., 144A, 5.25%, 12/15/27	5,000	4,837
Meritage Homes Corp., 6.00%, 6/1/25	3,000	3,008
Taylor Morrison Communities, Inc., 144A, 5.75%, 1/15/28	12,000	11,850
Thor Industries, Inc., 144A, 4.00%, 10/15/29	5,000	4,450
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	9,000	9,011

(Cost $73,403)		72,156

Home Furnishings - 0.1%
Tempur Sealy International, Inc., 144A, 3.875%, 10/15/31
(Cost $7,014)	7,000	5,836

Housewares - 0.5%
CD&R Smokey Buyer, Inc., 144A, 6.75%, 7/15/25	5,000	4,988
Newell Brands, Inc.
5.20%, 4/1/26	16,000	15,575
6.50%, 4/1/46	5,000	4,005
Scotts Miracle-Gro Co.
5.25%, 12/15/26	4,000	3,885
4.00%, 4/1/31	5,000	4,251
SWF Escrow Issuer Corp., 144A, 6.50%, 10/1/29	3,000	2,130

(Cost $38,762)		34,834

Leisure Time - 3.0%
Carnival Corp.
144A, 5.75%, 3/1/27	14,000	13,895
144A, 7.00%, 8/15/29	8,000	8,310
144A, 10.50%, 6/1/30	6,000	6,555
Life Time, Inc., 144A, 5.75%, 1/15/26	6,000	5,959
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/29	5,000	4,369
NCL Corp. Ltd.
144A, 3.625%, 12/15/24	11,000	10,890
144A, 5.875%, 3/15/26	12,000	11,745
144A, 8.125%, 1/15/29	5,000	5,247
144A, 7.75%, 2/15/29	4,000	4,105
NCL Finance Ltd., 144A, 6.125%, 3/15/28	4,000	3,920
Royal Caribbean Cruises Ltd.
144A, 5.50%, 8/31/26	7,000	6,955
144A, 5.375%, 7/15/27	12,000	11,798
3.70%, 3/15/28	7,000	6,463
144A, 5.50%, 4/1/28	6,000	5,936
144A, 8.25%, 1/15/29	50,000	53,125
144A, 9.25%, 1/15/29	25,000	26,889
Viking Cruises Ltd., 144A, 5.875%, 9/15/27	7,000	6,873

(Cost $186,647)		193,034

Lodging - 1.4%
Boyd Gaming Corp., 144A, 4.75%, 6/15/31	5,000	4,552
Hilton Domestic Operating Co., Inc.
144A, 5.75%, 5/1/28	9,000	8,992
4.875%, 1/15/30	9,000	8,580
144A, 4.00%, 5/1/31	7,000	6,256
144A, 3.625%, 2/15/32	5,000	4,281
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A, 5.00%, 6/1/29	12,000	11,174

Las Vegas Sands Corp. 3.20%, 8/8/24	7,000	6,914
3.90%, 8/8/29	9,000	8,153
MGM Resorts International 5.50%, 4/15/27	5,000	4,925
4.75%, 10/15/28	5,000	4,713
Station Casinos LLC, 144A, 4.50%, 2/15/28	7,000	6,563
Travel + Leisure Co., 6.00%, 4/1/27	18,000	17,955

(Cost $93,857)		93,058

Office Furnishings - 0.1%
Steelcase, Inc., 5.125%, 1/18/29
(Cost $4,849)	5,000	4,737

Retail - 5.2%
1011778 BC ULC / New Red Finance, Inc. 144A, 3.875%, 1/15/28	20,000	18,648
144A, 4.00%, 10/15/30	20,000	17,600
Advance Auto Parts, Inc., 3.90%, 4/15/30	8,000	7,152
Asbury Automotive Group, Inc., 144A, 4.625%, 11/15/29	14,000	12,827
At Home Group, Inc., 144A, 4.875%, 7/15/28	2,000	900
Bath & Body Works, Inc.
144A, 6.625%, 10/1/30	16,000	16,160
6.875%, 11/1/35	7,000	7,015
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/29	7,000	6,314
Brinker International, Inc., 144A, 5.00%, 10/1/24	12,000	11,970
eG Global Finance PLC, 144A, 12.00%, 11/30/28	5,000	5,279
Evergreen Acqco 1 LP / TVI, Inc., 144A, 9.75%, 4/26/28	4,000	4,240
Ferrellgas LP / Ferrellgas Finance Corp., 144A, 5.875%, 4/1/29	5,000	4,756
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A, 4.625%, 1/15/29	7,000	6,367
144A, 6.75%, 1/15/30	5,000	4,425
FirstCash, Inc., 144A, 5.625%, 1/1/30	5,000	4,763
Foot Locker, Inc., 144A, 4.00%, 10/1/29	5,000	4,243
Gap, Inc., 144A, 3.625%, 10/1/29	5,000	4,250
Global Auto Holdings Ltd. / AAG FH UK Ltd., 144A, 8.75%, 1/15/32	8,000	7,598
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 144A, 7.00%, 8/15/28	4,000	3,295
Group 1 Automotive, Inc., 144A, 4.00%, 8/15/28	5,000	4,577
IRB Holding Corp., 144A, 7.00%, 6/15/25	5,000	5,031
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A, 4.75%, 6/1/27	7,000	6,842
Kohl’s Corp., 5.55%, 7/17/45	5,000	3,387
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	5,000	4,525
LCM Investments Holdings II LLC, 144A, 4.875%, 5/1/29	10,000	9,012
Lithia Motors, Inc., 144A, 4.375%, 1/15/31	6,000	5,335
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 144A, 7.75%, 2/15/26	8,000	7,964
Macy’s Retail Holdings LLC
144A, 5.875%, 3/15/30	5,000	4,700
4.50%, 12/15/34	5,000	4,131
Michaels Cos., Inc., 144A, 7.875%, 5/1/29	11,000	7,150
Murphy Oil USA, Inc., 144A, 3.75%, 2/15/31	5,000	4,313
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	7,000	6,895
Nordstrom, Inc.
4.375%, 4/1/30	8,000	7,108
5.00%, 1/15/44	5,000	3,597
Park River Holdings, Inc., 144A, 6.75%, 8/1/29	5,000	4,312
Penske Automotive Group, Inc., 3.50%, 9/1/25	5,000	4,875
PetSmart, Inc. / PetSmart Finance Corp.
144A, 4.75%, 2/15/28	4,000	3,760
144A, 7.75%, 2/15/29	6,000	5,956
QVC, Inc.
4.45%, 2/15/25	7,000	6,834
4.75%, 2/15/27	4,000	3,630
4.375%, 9/1/28	4,000	3,290
Rite Aid Corp.,144A,8.00%, 11/15/26*(a)	4,000	2,940
Sally Holdings LLC / Sally Capital, Inc.,5.625%, 12/1/25	5,000	5,022
Sonic Automotive, Inc.
144A, 4.625%, 11/15/29	5,000	4,438
144A, 4.875%, 11/15/31	4,000	3,442
Specialty Building Products Holdings LLC / SBP Finance Corp., 144A, 6.375%, 9/30/26	4,000	3,930
SRS Distribution, Inc.
144A, 6.125%, 7/1/29	2,000	1,875
144A, 6.00%, 12/1/29	5,000	4,669
Staples, Inc., 144A, 7.50%, 4/15/26	12,000	11,550
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	5,000	4,520
Superior Plus LP / Superior General Partner, Inc., 144A, 4.50%, 3/15/29	5,000	4,538
Walgreen Co., 4.40%, 9/15/42	5,000	4,063
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	4,000	3,353
White Cap Buyer LLC, 144A, 6.875%, 10/15/28	6,000	5,880

Yum! Brands, Inc.
144A, 4.75%, 1/15/30	5,000	4,752
3.625%, 3/15/31	5,000	4,406
5.35%, 11/1/43	5,000	4,804

(Cost $347,772)		339,208

Consumer, Non-cyclical - 14.1%
Agriculture - 0.1%
Darling Ingredients, Inc.
144A, 5.25%, 4/15/27	4,000	3,943
144A, 6.00%, 6/15/30	4,000	3,950

(Cost $8,181)		7,893

Beverages - 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29	4,000	3,635
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/29	5,000	4,375

(Cost $8,883)		8,010

Commercial Services - 5.3%
ADT Security Corp., 144A, 4.125%, 8/1/29	5,000	4,537
Adtalem Global Education, Inc., 144A, 5.50%, 3/1/28	5,000	4,784
Albion Financing 2 SARL, 144A, 8.75%, 4/15/27	5,000	5,000
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A, 6.625%, 7/15/26	3,000	2,997
144A, 9.75%, 7/15/27	7,000	6,991
144A, 6.00%, 6/1/29	7,000	5,810
AMN Healthcare, Inc., 144A, 4.625%, 10/1/27	9,000	8,514
APi Group DE, Inc., 144A, 4.125%, 7/15/29	5,000	4,525
APX Group, Inc., 144A, 5.75%, 7/15/29	5,000	4,750
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A, 4.75%, 4/1/28	5,000	4,550
144A, 5.375%, 3/1/29	3,000	2,746
Block, Inc., 3.50%, 6/1/31	5,000	4,275
Brink’s Co., 144A, 4.625%, 10/15/27	5,000	4,731
Cimpress PLC, 7.00%, 6/15/26	5,000	5,018
CoreLogic, Inc., 144A, 4.50%, 5/1/28	6,000	5,325
Deluxe Corp., 144A, 8.00%, 6/1/29	4,000	3,500
Garda World Security Corp.
144A, 4.625%, 2/15/27	5,000	4,775
144A, 9.50%, 11/1/27	50,000	50,312
144A, 6.00%, 6/1/29	4,000	3,510
Gartner, Inc., 144A, 4.50%, 7/1/28	5,000	4,747
GTCR W-2 Merger Sub LLC, 144A, 7.50%, 1/15/31	12,000	12,546
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	9,000	8,820
Hertz Corp., 144A, 5.00%, 12/1/29	3,000	2,316
Metis Merger Sub LLC, 144A, 6.50%, 5/15/29	5,000	4,696
Mobius Merger Sub, Inc., 144A, 9.00%, 6/1/30	2,000	1,962
MPH Acquisition Holdings LLC, 144A, 5.75%, 11/1/28	6,000	4,815
Neptune Bidco US, Inc., 144A, 9.29%, 4/15/29	15,000	14,190
NESCO Holdings II, Inc., 144A, 5.50%, 4/15/29	5,000	4,676
Paysafe Finance PLC / Paysafe Holdings US Corp., 144A, 4.00%, 6/15/29	5,000	4,486
PECF USS Intermediate Holding III Corp., 144A, 8.00%, 11/15/29	4,000	1,760
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.75%, 4/15/26	14,000	13,967
144A, 3.375%, 8/31/27	9,000	8,263
144A, 6.25%, 1/15/28	6,000	5,932
PROG Holdings, Inc., 144A, 6.00%, 11/15/29	3,000	2,764
RR Donnelley & Sons Co., 144A, 8.50%, 4/15/29	15,000	15,055
Sabre GLBL, Inc., 144A, 8.625%, 6/1/27	4,000	3,540
Service Corp. International
4.625%, 12/15/27	5,000	4,813
4.00%, 5/15/31	10,000	8,815
TriNet Group, Inc., 144A, 3.50%, 3/1/29	5,000	4,461
United Rentals North America, Inc.
4.875%, 1/15/28	12,000	11,640
5.25%, 1/15/30	7,000	6,808
3.875%, 2/15/31	5,000	4,450
3.75%, 1/15/32	9,000	7,804
Valvoline, Inc., 144A, 4.25%, 2/15/30	9,000	8,989
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	12,000	12,084
VT Topco, Inc., 144A, 8.50%, 8/15/30	3,000	3,128
WASH Multifamily Acquisition, Inc., 144A, 5.75%, 4/15/26	5,000	4,863
Williams Scotsman, Inc.
144A, 6.125%, 6/15/25	8,000	8,001
144A, 7.375%, 10/1/31	4,000	4,150
ZipRecruiter, Inc., 144A, 5.00%, 1/15/30	5,000	4,414

(Cost $355,716)		345,605

Cosmetics/Personal Care - 0.2%
Coty, Inc., 144A, 6.50%, 4/15/26	5,000	5,019
Edgewell Personal Care Co.
144A, 5.50%, 6/1/28	5,000	4,892
144A, 4.125%, 4/1/29	5,000	4,567

(Cost $14,950)		14,478

Food - 1.2%
B&G Foods, Inc., 5.25%, 4/1/25	3,000	3,000
C&S Group Enterprises LLC, 144A, 5.00%, 12/15/28	2,000	1,600

Chobani LLC / Chobani Finance Corp., Inc., 144A, 4.625%, 11/15/28	5,000	4,650
Ingles Markets, Inc., 144A, 4.00%, 6/15/31	5,000	4,362
Lamb Weston Holdings, Inc., 144A, 4.125%, 1/31/30	9,000	8,190
Performance Food Group, Inc.
144A, 5.50%, 10/15/27	7,000	6,873
144A, 4.25%, 8/1/29	7,000	6,388
Post Holdings, Inc.
144A, 5.625%, 1/15/28	5,000	4,931
144A, 5.50%, 12/15/29	6,000	5,775
144A, 4.625%, 4/15/30	7,000	6,388
144A, 4.50%, 9/15/31	4,000	3,580
Sigma Holdco BV, 144A, 7.875%, 5/15/26	3,000	2,865
TreeHouse Foods, Inc., 4.00%, 9/1/28	2,000	1,775
United Natural Foods, Inc., 144A, 6.75%, 10/15/28	3,000	2,513
US Foods, Inc.
144A, 4.75%, 2/15/29	9,000	8,484
144A, 7.25%, 1/15/32	6,000	6,225

(Cost $80,252)		77,599

Healthcare-Products - 1.0%
Avantor Funding, Inc., 144A, 4.625%, 7/15/28	12,000	11,385
Bausch + Lomb Escrow Corp., 144A, 8.375%, 10/1/28	4,000	4,180
Embecta Corp., 144A, 5.00%, 2/15/30	3,000	2,398
Hologic, Inc., 144A, 3.25%, 2/15/29	7,000	6,277
Medline Borrower LP
144A, 3.875%, 4/1/29	23,000	20,671
144A, 5.25%, 10/1/29	14,000	13,020
Teleflex, Inc., 4.625%, 11/15/27	7,000	6,694

(Cost $70,575)		64,625

Healthcare-Services - 3.8%
Acadia Healthcare Co., Inc., 144A, 5.00%, 4/15/29	5,000	4,750
AHP Health Partners, Inc., 144A, 5.75%, 7/15/29	2,000	1,815
Catalent Pharma Solutions, Inc.
144A, 5.00%, 7/15/27	5,000	4,937
144A, 3.50%, 4/1/30	2,000	1,934
Charles River Laboratories International, Inc., 144A, 4.00%, 3/15/31	5,000	4,435
CHS/Community Health Systems, Inc.
144A, 8.00%, 3/15/26	1,000	995
144A, 5.625%, 3/15/27	9,000	8,280
144A, 6.875%, 4/1/28	2,000	1,300
144A, 6.875%, 4/15/29	3,000	1,935
144A, 6.125%, 4/1/30	5,000	3,139
144A, 5.25%, 5/15/30	5,000	4,000
144A, 4.75%, 2/15/31	5,000	3,819
DaVita, Inc.
144A, 4.625%, 6/1/30	13,000	11,466
144A, 3.75%, 2/15/31	5,000	4,112
Encompass Health Corp.
4.50%, 2/1/28	4,000	3,805
4.75%, 2/1/30	5,000	4,648
Global Medical Response, Inc., 144A, 6.50%, 10/1/25	5,000	4,387
Heartland Dental LLC / Heartland Dental Finance Corp., 144A, 8.50%, 5/1/26	5,000	4,919
IQVIA, Inc., 144A, 5.00%, 5/15/27	18,000	17,527
LifePoint Health, Inc.
144A, 9.875%, 8/15/30	5,000	5,200
144A, 11.00%, 10/15/30	4,000	4,240
ModivCare Escrow Issuer, Inc., 144A, 5.00%, 10/1/29	2,000	1,485
Molina Healthcare, Inc.
144A, 4.375%, 6/15/28	5,000	4,681
144A, 3.875%, 11/15/30	3,000	2,639
144A, 3.875%, 5/15/32	2,000	1,726
Radiology Partners, Inc., 144A, 9.25%, 2/1/28	3,000	2,681
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	60,000	67,031
Select Medical Corp., 144A,6.25%, 8/15/26	7,000	7,018
Star Parent, Inc., 144A, 9.00%, 10/1/30	3,000	3,165
Team Health Holdings, Inc., 144A,6.375%, 2/1/25	5,000	4,638
Tenet Healthcare Corp.
4.875%, 1/1/26	9,000	9,023
5.125%, 11/1/27	5,000	4,900
6.125%, 10/1/28	7,000	6,956
4.25%, 6/1/29	7,000	6,450
4.375%, 1/15/30	7,000	6,440
6.125%, 6/15/30	7,000	6,935
Toledo Hospital, 6.015%, 11/15/48	4,000	3,250
US Acute Care Solutions LLC, 144A, 6.375%, 3/1/26	2,000	1,815

(Cost $249,405)		242,476

Household Products/Wares - 1.0%
ACCO Brands Corp., 144A, 4.25%, 3/15/29	5,000	4,456
Central Garden & Pet Co., 4.125%, 10/15/30	5,000	4,455
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A, 5.00%, 12/31/26	55,000	53,350
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31	5,000	4,762

(Cost $67,642)		67,023

Pharmaceuticals - 1.4%
AdaptHealth LLC, 144A, 5.125%, 3/1/30	4,000	3,365
Bausch Health Cos., Inc.
144A, 6.125%, 2/1/27	9,000	5,850
144A, 4.875%, 6/1/28	6,000	3,450
144A, 11.00%, 9/30/28	12,000	8,130
BellRing Brands, Inc., 144A, 7.00%, 3/15/30	5,000	5,112
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	6,000	5,700
Elanco Animal Health, Inc., 6.65%, 8/28/28	5,000	5,063
Grifols SA, 144A, 4.75%, 10/15/28	5,000	4,175
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	6,000	4,320
Jazz Securities DAC, 144A, 4.375%, 1/15/29	7,000	6,472
Option Care Health, Inc., 144A, 4.375%, 10/31/29	3,000	2,744
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A, 4.125%, 4/30/28	5,000	4,585
144A, 5.125%, 4/30/31	14,000	12,014
Owens & Minor, Inc., 144A, 4.50%, 3/31/29	5,000	4,480
Perrigo Finance Unlimited Co., 4.375%, 3/15/26	10,000	9,675
Prestige Brands, Inc., 144A, 5.125%, 1/15/28	5,000	4,844

(Cost $107,306)		89,979

Energy - 11.0%
Coal - 0.0%
SunCoke Energy, Inc., 144A, 4.875%, 6/30/29
(Cost $2,636)	3,000	2,708

Energy-Alternate Sources - 0.2%
Enviva Partners LP / Enviva Partners Finance Corp., 144A, 6.50%, 1/15/26*	3,000	1,125
Sunnova Energy Corp., 144A, 5.875%, 9/1/26	5,000	4,081
TerraForm Power Operating LLC, 144A, 4.75%, 1/15/30	8,000	7,310

(Cost $14,269)		12,516

Oil & Gas - 5.3%
Aethon United BR LP / Aethon United Finance Corp., 144A, 8.25%, 2/15/26	5,000	5,050
Antero Resources Corp., 144A, 7.625%, 2/1/29	11,000	11,385
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 7.00%, 11/1/26	10,000	10,041
Callon Petroleum Co.
144A, 8.00%, 8/1/28	5,000	5,224
144A, 7.50%, 6/15/30	5,000	5,262
Calumet Specialty Products Partners LP / Calumet Finance Corp.
144A, 11.00%, 4/15/25	3,000	3,030
144A, 9.75%, 7/15/28	5,000	4,974
Chesapeake Energy Corp., 144A, 6.75%, 4/15/29	14,000	14,088
CITGO Petroleum Corp., 144A, 8.375%, 1/15/29	6,000	6,300
Civitas Resources, Inc.
144A, 8.375%, 7/1/28	12,000	12,555
144A, 8.75%, 7/1/31	7,000	7,443
CNX Resources Corp., 144A, 6.00%, 1/15/29	7,000	6,755
Comstock Resources, Inc., 144A, 6.75%, 3/1/29	6,000	5,565
Crescent Energy Finance LLC, 144A, 7.25%, 5/1/26	7,000	6,978
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	6,000	5,983
Encino Acquisition Partners Holdings LLC, 144A, 8.50%, 5/1/28	5,000	5,005
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 5.75%, 1/30/28	5,000	5,044
Gulfport Energy Corp., 8.00%, 5/17/26	7,000	7,142
HF Sinclair Corp., 144A, 5.00%, 2/1/28	7,000	6,756
Hilcorp Energy I LP / Hilcorp Finance Co., 144A, 5.75%, 2/1/29	9,000	8,750
Ithaca Energy North Sea PLC, 144A, 9.00%, 7/15/26	5,000	5,045
Matador Resources Co., 5.875%, 9/15/26	5,000	4,975
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	5,000	4,987
Murphy Oil Corp., 5.875%, 12/1/42	4,000	3,528
Nabors Industries Ltd.
144A, 7.25%, 1/15/26	5,000	4,937
144A, 7.50%, 1/15/28	6,000	5,550
Nabors Industries, Inc., 144A, 7.375%, 5/15/27	5,000	4,986
Noble Finance II LLC, 144A, 8.00%, 4/15/30	4,000	4,130
Northern Oil & Gas, Inc., 144A, 8.125%, 3/1/28	5,000	5,088
Occidental Petroleum Corp., 5.875%, 9/1/25	5,000	5,025
Parkland Corp.
144A, 5.875%, 7/15/27	5,000	4,919
144A, 4.625%, 5/1/30	12,000	11,022
Patterson-UTI Energy, Inc., 3.95%, 2/1/28	5,000	4,671
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	5,000	4,888
Permian Resources Operating LLC, 144A, 8.00%, 4/15/27	5,000	5,157

Precision Drilling Corp., 144A, 7.125%, 1/15/26	10,000	10,000
Range Resources Corp., 4.875%, 5/15/25	12,000	11,925
Rockcliff Energy II LLC, 144A, 5.50%, 10/15/29	5,000	4,618
Seadrill Finance Ltd., 144A, 8.375%, 8/1/30	4,000	4,143
SM Energy Co., 6.50%, 7/15/28	9,000	9,056
Southwestern Energy Co.
5.70%, 1/23/25	7,000	6,971
4.75%, 2/1/32	13,000	11,827
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	5,000	5,007
4.50%, 5/15/29	5,000	4,619
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/27	4,725	4,721
Transocean, Inc.
144A, 7.50%, 1/15/26	12,000	11,925
144A, 8.75%, 2/15/30	4,500	4,641
6.80%, 3/15/38	7,000	5,505
Valaris Ltd., 144A, 8.375%, 4/30/30	10,000	10,301
Vermilion Energy, Inc., 144A, 6.875%, 5/1/30	5,000	4,844
Viper Energy, Inc., 144A, 5.375%, 11/1/27	5,000	4,900
Vital Energy, Inc., 9.75%, 10/15/30	3,000	3,206

(Cost $333,908)		340,447

Oil & Gas Services - 1.3%
Archrock Partners LP / Archrock Partners Finance Corp., 144A, 6.25%, 4/1/28	9,000	8,824
CGG SA, 144A, 8.75%, 4/1/27	4,000	3,535
Enerflex Ltd., 144A, 9.00%, 10/15/27	6,000	6,052
KCA Deutag UK Finance PLC, 144A, 9.875%, 12/1/25	50,000	50,500
Nine Energy Service, Inc., 13.00%, 2/1/28	2,000	1,671
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	5,000	4,994
Weatherford International Ltd., 144A, 8.625%, 4/30/30	7,000	7,269

(Cost $83,590)		82,845

Pipelines - 4.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.75%, 1/15/28	22,000	21,587
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A, 7.625%, 12/15/25	7,000	7,096
Buckeye Partners LP
4.125%, 12/1/27	12,000	11,190
144A, 4.50%, 3/1/28	10,000	9,392
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	5,000	4,666
DT Midstream, Inc., 144A, 4.375%, 6/15/31	10,000	9,019
Energy Transfer LP
5.75%, 4/1/25	7,000	6,992
144A, 6.00%, 2/1/29	7,000	7,017
144A, 7.375%, 2/1/31	5,000	5,233
EnLink Midstream LLC, 144A, 6.50%, 9/1/30	7,000	7,201
EnLink Midstream Partners LP
4.15%, 6/1/25	6,000	5,899
5.60%, 4/1/44	9,000	8,171
5.45%, 6/1/47	5,000	4,425
EQM Midstream Partners LP
4.00%, 8/1/24	7,000	6,958
144A, 6.50%, 7/1/27	7,000	7,105
144A, 4.50%, 1/15/29	7,000	6,565
144A, 4.75%, 1/15/31	7,000	6,523
6.50%, 7/15/48	5,000	5,100
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/1/28	12,000	12,060
8.25%, 1/15/29	10,000	10,112
Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	7,000	7,018
Harvest Midstream I LP, 144A, 7.50%, 9/1/28	7,000	7,087
Hess Midstream Operations LP, 144A, 4.25%, 2/15/30	14,000	12,774
Howard Midstream Energy Partners LLC, 144A, 6.75%, 1/15/27	5,000	4,988
ITT Holdings LLC, 144A, 6.50%, 8/1/29	9,000	8,033
Kinetik Holdings LP, 144A, 5.875%, 6/15/30	5,000	4,888
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	5,000	5,000
144A, 6.50%, 9/30/26	5,000	4,825
NuStar Logistics LP, 5.625%, 4/28/27	7,000	6,904
Rockies Express Pipeline LLC, 144A, 4.95%, 7/15/29	9,000	8,460
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A, 9.00%, 10/15/26	5,000	4,994
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A, 6.00%, 12/31/30	9,000	8,415
Venture Global Calcasieu Pass LLC
144A, 4.125%, 8/15/31	5,000	4,398
144A, 3.875%, 11/1/33	10,000	8,425
Venture Global LNG, Inc., 144A, 8.125%, 6/1/28	14,000	14,210

(Cost $270,062)		272,730

Financial - 9.4%
Banks - 0.3%
Freedom Mortgage Corp.
144A, 7.625%, 5/1/26	7,000	6,984
144A, 12.25%, 10/1/30	3,000	3,311
Intesa Sanpaolo SpA
144A, 4.198%, 6/1/32	6,000	4,923
144A, 4.95%, 6/1/42	5,000	3,613
Western Alliance Bancorp, 3.00%, 6/15/31	4,000	3,523

(Cost $23,286)		22,354

Diversified Financial Services - 3.4%
AerCap Holdings NV, 5.875%, 10/10/79	5,000	4,969
AG Issuer LLC, 144A, 6.25%, 3/1/28	5,000	4,850
AG TTMT Escrow Issuer LLC, 144A, 8.625%, 9/30/27	5,000	5,150
Ally Financial, Inc., 6.70%, 2/14/33	5,000	4,936
Aretec Escrow Issuer, Inc., 144A, 7.50%, 4/1/29	5,000	4,650
Armor Holdco, Inc., 144A, 8.50%, 11/15/29	2,000	1,890
Bread Financial Holdings, Inc., 144A, 9.75%, 3/15/29	3,000	3,077
Burford Capital Global Finance LLC
144A, 6.25%, 4/15/28	5,000	4,803
144A, 6.875%, 4/15/30	2,000	1,930
Castlelake Aviation Finance DAC, 144A, 5.00%, 4/15/27	3,000	2,861
Cobra AcquisitionCo LLC, 144A, 6.375%, 11/1/29	4,000	3,330
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28*	4,000	1,100
GGAM Finance Ltd., 144A, 8.00%, 6/15/28	4,000	4,135
Global Aircraft Leasing Co. Ltd., 144A, 6.50%, 9/15/24, 6.50% Cash or 7.25% PIK, 9/15/24	7,000	6,685
goeasy Ltd., 144A, 9.25%, 12/1/28	4,000	4,243
Jane Street Group / JSG Finance, Inc., 144A, 4.50%, 11/15/29	2,000	1,850
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	5,000	4,525
LD Holdings Group LLC, 144A, 6.125%, 4/1/28	5,000	4,106
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/28	5,000	5,244
Midcap Financial Issuer Trust
144A, 6.50%, 5/1/28	5,000	4,594
144A, 5.625%, 1/15/30	3,000	2,558
Nationstar Mortgage Holdings, Inc.
144A, 5.00%, 2/1/26	5,000	4,881
144A, 6.00%, 1/15/27	9,000	8,865
144A, 5.50%, 8/15/28	4,000	3,780
Navient Corp. 6.75%, 6/15/26	3,000	3,027
MTN, 5.625%, 8/1/33	2,000	1,635
NFP Corp.
144A, 4.875%, 8/15/28	6,000	6,015
144A, 6.875%, 8/15/28	11,000	11,206
OneMain Finance Corp.
6.875%, 3/15/25	9,000	9,135
7.125%, 3/15/26	5,000	5,106
3.875%, 9/15/28	8,000	7,030
5.375%, 11/15/29	7,000	6,510
4.00%, 9/15/30	6,000	5,085
Osaic Holdings, Inc., 144A, 10.75%, 8/1/27	5,000	5,206
PennyMac Financial Services, Inc.
144A, 4.25%, 2/15/29	5,000	4,532
144A, 7.875%, 12/15/29	6,000	6,139
144A, 5.75%, 9/15/31	3,000	2,764
PRA Group, Inc., 144A, 5.00%, 10/1/29	2,000	1,685
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A, 2.875%, 10/15/26	8,000	7,400
144A, 3.625%, 3/1/29	5,000	4,456
144A, 3.875%, 3/1/31	6,000	5,164
144A, 4.00%, 10/15/33	5,000	4,159
SLM Corp., 4.20%, 10/29/25	6,000	5,830
StoneX Group, Inc., 144A, 8.625%, 6/15/25	5,000	5,058
Synchrony Financial, 7.25%, 2/2/33	4,000	3,898
United Wholesale Mortgage LLC
144A, 5.75%, 6/15/27	5,000	4,875
144A, 5.50%, 4/15/29	4,000	3,751

(Cost $219,232)		218,678

Insurance - 1.6%
Acrisure LLC / Acrisure Finance, Inc.
144A, 8.25%, 2/1/29	8,000	7,900
144A, 4.25%, 2/15/29	6,000	5,325
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
144A, 4.25%, 10/15/27	6,000	5,587
144A, 6.75%, 10/15/27	9,000	8,763
144A, 5.875%, 11/1/29	5,000	4,585
144A, 7.00%, 1/15/31	5,000	4,975
AmWINS Group, Inc., 144A, 4.875%, 6/30/29	4,000	3,710
AssuredPartners, Inc., 144A, 5.625%, 1/15/29	5,000	4,600
BroadStreet Partners, Inc., 144A, 5.875%, 4/15/29	4,000	3,734
Constellation Insurance, Inc., 144A, 6.80%, 1/24/30	5,000	4,894
Genworth Holdings, Inc., 7.571%, 11/15/36	3,000	2,437
Global Atlantic Fin Co., 144A, 4.70%, 10/15/51	4,000	3,540
HUB International Ltd.
144A, 7.25%, 6/15/30	15,000	15,310
144A, 7.375%, 1/31/32	11,000	11,055

Jones Deslauriers Insurance Management, Inc., 144A, 10.50%, 12/15/30	4,000	4,189
Liberty Mutual Group, Inc.
144A, 7.80%, 3/15/37	3,000	3,067
144A, 4.30%, 2/1/61	5,000	3,200
MBIA, Inc., 5.70%, 12/1/34	2,000	1,803
MGIC Investment Corp., 5.25%, 8/15/28	4,000	3,869
Ryan Specialty LLC, 144A, 4.375%, 2/1/30	2,000	1,860
USI, Inc., 144A, 7.50%, 1/15/32	3,000	2,989

(Cost $111,954)		107,392

Real Estate - 0.7%
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 144A, 7.00%, 4/15/30	5,600	5,103
Cushman & Wakefield US Borrower LLC, 144A, 6.75%, 5/15/28	5,000	4,912
Five Point Operating Co. LP / Five Point Capital Corp., 144A, 10.50%, 1/15/28	4,197	4,303
Howard Hughes Corp.
144A, 5.375%, 8/1/28	3,000	2,844
144A, 4.125%, 2/1/29	10,000	8,900
144A, 4.375%, 2/1/31	5,000	4,282
Hunt Cos., Inc., 144A, 5.25%, 4/15/29	4,000	3,680
Kennedy-Wilson, Inc.
4.75%, 3/1/29	7,000	5,705
5.00%, 3/1/31	5,000	3,912
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A, 5.75%, 1/15/29	4,000	2,985

(Cost $52,455)		46,626

Real Estate Investment Trusts - 2.9%
Apollo Commercial Real Estate Finance, Inc., 144A, 4.625%, 6/15/29	2,000	1,666
Brandywine Operating Partnership LP, 3.95%, 11/15/27	6,000	5,283
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A, 5.75%, 5/15/26	10,000	9,688
Diversified Healthcare Trust
144A, 1/15/26, Zero Coupon	2,000	1,702
4.375%, 3/1/31	4,000	3,050
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, 144A, 3.75%, 12/15/27	2,000	1,715
Hudson Pacific Properties LP, 4.65%, 4/1/29	11,000	9,199
Iron Mountain Information Management Services, Inc., 144A, 5.00%, 7/15/32	9,000	8,091
Iron Mountain, Inc.
144A, 4.875%, 9/15/27	5,000	4,812
144A, 5.25%, 7/15/30	10,000	9,373
144A, 4.50%, 2/15/31	6,000	5,340
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	9,000	8,325
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/27	12,000	9,829
3.50%, 3/15/31	7,000	4,707
Necessity Retail REIT Inc/The / American Finance Operating Partner LP, 144A, 4.50%, 9/30/28	6,000	5,055
Office Properties Income Trust, 3.45%, 10/15/31	5,000	2,250
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A, 7.50%, 6/1/25	5,000	5,024
144A, 5.875%, 10/1/28	5,000	4,884
144A, 4.875%, 5/15/29	5,000	4,625
RHP Hotel Properties LP / RHP Finance Corp., 144A, 4.50%, 2/15/29	5,000	4,656
RLJ Lodging Trust LP, 144A, 4.00%, 9/15/29	5,000	4,389
SBA Communications Corp.
3.875%, 2/15/27	12,000	11,347
3.125%, 2/1/29	12,000	10,682
Service Properties Trust
7.50%, 9/15/25	6,000	6,092
4.95%, 2/15/27	7,000	6,444
4.95%, 10/1/29	5,000	4,128
Starwood Property Trust, Inc.
144A, 3.75%, 12/31/24	5,000	4,925
4.75%, 3/15/25	5,000	4,943
144A, 4.375%, 1/15/27	2,000	1,880
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A, 10.50%, 2/15/28	12,000	12,450
144A, 4.75%, 4/15/28	3,000	2,625
144A, 6.50%, 2/15/29	6,000	4,655
Vornado Realty LP, 3.40%, 6/1/31	4,000	3,110
XHR LP, 144A, 4.875%, 6/1/29	2,000	1,851

(Cost $200,128)		188,795

Venture Capital - 0.5%
Compass Group Diversified Holdings LLC, 144A,5.25%, 4/15/29	8,000	7,550
HAT Holdings I LLC / HAT Holdings II LLC
144A, 3.375%, 6/15/26	5,000	4,688
144A, 3.75%, 9/15/30	5,000	4,125

Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 5/15/26	9,000	8,820
5.25%, 5/15/27	5,000	4,617

(Cost $32,155)		29,800

Industrial - 12.0%
Aerospace/Defense - 2.0%
Bombardier, Inc.
144A, 7.125%, 6/15/26	9,000	9,112
144A, 7.875%, 4/15/27	9,000	9,045
144A, 6.00%, 2/15/28	30,000	29,286
144A, 7.45%, 5/1/34	5,000	5,556
Spirit AeroSystems, Inc.
4.60%, 6/15/28	5,000	4,400
144A, 9.375%, 11/30/29	3,000	3,259
144A, 9.75%, 11/15/30	12,000	12,885
TransDigm, Inc.
7.50%, 3/15/27	12,000	12,045
5.50%, 11/15/27	5,000	4,838
144A, 6.75%, 8/15/28	12,000	12,180
4.875%, 5/1/29	16,000	14,720
144A, 6.875%, 12/15/30	9,000	9,125
Triumph Group, Inc., 7.75%, 8/15/25	6,000	6,023

(Cost $130,754)		132,474

Building Materials - 1.4%
ACProducts Holdings, Inc., 144A, 6.375%, 5/15/29	3,000	2,325
Builders FirstSource, Inc.
144A, 5.00%, 3/1/30	5,000	4,737
144A, 4.25%, 2/1/32	7,000	6,160
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/29	4,000	3,610
CP Atlas Buyer, Inc., 144A, 7.00%, 12/1/28	2,000	1,790
Emerald Debt Merger Sub LLC, 144A, 6.625%, 12/15/30	13,000	13,111
Griffon Corp., 5.75%, 3/1/28	5,000	4,850
James Hardie International Finance DAC, 144A, 5.00%, 1/15/28	7,000	6,790
JELD-WEN, Inc., 144A, 4.875%, 12/15/27	3,000	2,869
Masonite International Corp., 144A, 3.50%, 2/15/30	5,000	4,438
New Enterprise Stone & Lime Co., Inc., 144A, 5.25%, 7/15/28	5,000	4,800
Oscar AcquisitionCo LLC / Oscar Finance, Inc., 144A, 9.50%, 4/15/30	4,000	3,910
Smyrna Ready Mix Concrete LLC
144A, 6.00%, 11/1/28	5,000	4,863
144A, 8.875%, 11/15/31	5,000	5,283
Standard Industries, Inc.
144A, 4.75%, 1/15/28	9,000	8,531
144A, 4.375%, 7/15/30	8,000	7,150
144A, 3.375%, 1/15/31	4,000	3,323
Summit Materials LLC / Summit Materials Finance Corp., 144A,5.25%, 1/15/29	5,000	4,855

(Cost $95,012)		93,395

Electrical Components & Equipment - 1.2%
Energizer Holdings, Inc., 144A, 4.375%, 3/31/29	7,000	6,217
WESCO Distribution, Inc., 144A, 7.25%, 6/15/28	68,000	69,700

(Cost $76,789)		75,917

Electronics - 0.6%
Atkore, Inc., 144A, 4.25%, 6/1/31	4,000	3,534
Coherent Corp., 144A, 5.00%, 12/15/29	5,000	4,688
Imola Merger Corp., 144A, 4.75%, 5/15/29	9,000	8,356
Sensata Technologies BV, 144A, 4.00%, 4/15/29	10,000	9,093
Sensata Technologies, Inc., 144A, 3.75%, 2/15/31	9,000	7,740
TTM Technologies, Inc., 144A, 4.00%, 3/1/29	6,000	5,392

(Cost $40,396)		38,803

Engineering & Construction - 0.4%
AECOM,5.125%, 3/15/27	5,000	4,921
Brand Industrial Services, Inc.,144A,10.375%, 8/1/30	6,000	6,420
Cellnex Finance Co. SA,144A,3.875%, 7/7/41	6,000	4,699
Global Infrastructure Solutions, Inc.,144A,7.50%, 4/15/32	3,000	2,887
Railworks Holdings LP / Railworks Rally, Inc.,144A,8.25%, 11/15/28	2,000	1,998
TopBuild Corp.,144A,4.125%, 2/15/32	5,000	4,413

(Cost $26,845)		25,338

Environmental Control - 0.8%
Clean Harbors, Inc.
144A,4.875%, 7/15/27	5,000	4,825
144A,5.125%, 7/15/29	5,000	4,800
Covanta Holding Corp.,5.00%, 9/1/30	6,000	5,235
GFL Environmental, Inc.
144A,4.25%, 6/1/25	5,000	4,925
144A,3.75%, 8/1/25	5,000	4,865
144A,4.00%, 8/1/28	8,000	7,350
144A,3.50%, 9/1/28	5,000	4,544
144A,4.75%, 6/15/29	5,000	4,694
Madison IAQ LLC,144A,5.875%, 6/30/29	9,000	8,061

(Cost $53,449)		49,299

Hand/Machine Tools - 0.1%
Werner FinCo LP / Werner FinCo, Inc.,144A,11.50%, 6/15/28
(Cost $4,015)	4,000	4,315

Machinery-Construction & Mining - 0.1%
Vertiv Group Corp., 144A, 4.125%, 11/15/28
(Cost $4,913)	5,000	4,625

Machinery-Diversified - 0.6%
Chart Industries, Inc., 144A, 9.50%, 1/1/31	7,000	7,538
GrafTech Finance, Inc., 144A, 4.625%, 12/15/28	5,000	3,312
Mueller Water Products, Inc., 144A, 4.00%, 6/15/29	5,000	4,558
SPX FLOW, Inc., 144A, 8.75%, 4/1/30	5,000	4,913
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 144A, 7.75%, 4/15/26	5,000	5,010
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	5,000	4,900
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	9,000	8,640

(Cost $37,963)		38,871

Metal Fabricate/Hardware - 0.2%
Advanced Drainage Systems, Inc., 144A, 6.375%, 6/15/30	7,000	7,017
Roller Bearing Co. of America, Inc., 144A, 4.375%, 10/15/29	5,000	4,563

(Cost $11,570)		11,580

Miscellaneous Manufacturing - 0.5%
Amsted Industries, Inc., 144A, 5.625%, 7/1/27	5,000	4,912
Calderys Financing LLC, 144A, 11.25%, 6/1/28	5,000	5,369
FXI Holdings, Inc., 144A, 12.25%, 11/15/26	5,000	4,925
Gates Global LLC / Gates Corp., 144A, 6.25%, 1/15/26	5,000	5,006
Hillenbrand, Inc.
5.75%, 6/15/25	7,000	6,982
3.75%, 3/1/31	2,000	1,715
LSB Industries, Inc., 144A, 6.25%, 10/15/28	5,000	4,767

(Cost $33,405)		33,676

Packaging & Containers - 3.5%
ARD Finance SA,144A, 6.50%, 6/30/27, 6.50% Cash 7.25% PIK, 6/30/27	5,000	2,162
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A, 6.00%, 6/15/27	7,000	6,877
144A, 4.00%, 9/1/29	7,000	5,722
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 4.125%, 8/15/26	10,000	9,250
144A, 5.25%, 8/15/27	7,000	5,092
144A, 5.25%, 8/15/27	5,000	3,625
Ball Corp.
6.00%, 6/15/29	8,000	8,027
2.875%, 8/15/30	12,000	10,238
3.125%, 9/15/31	5,000	4,223
Berry Global, Inc., 144A, 5.625%, 7/15/27	5,000	4,941
Cascades, Inc./Cascades USA, Inc., 144A, 5.375%, 1/15/28	4,000	3,876
Clearwater Paper Corp.,144A,4.75%, 8/15/28	5,000	4,650
Clydesdale Acquisition Holdings, Inc., 144A, 8.75%, 4/15/30	7,000	6,677
Crown Americas LLC / Crown Americas Capital Corp. V,4.25%, 9/30/26	9,000	8,640
Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	5,000	5,244
Graphic Packaging International LLC
4.125%, 8/15/24	20,000	19,815
144A, 3.50%, 3/1/29	5,000	4,463
Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC, 144A, 6.00%, 9/15/28	5,000	4,668
Iris Holding, Inc., 144A, 10.00%, 12/15/28	2,000	1,730
LABL, Inc.
144A, 6.75%, 7/15/26	7,000	6,834
144A, 10.50%, 7/15/27	5,000	4,845
144A, 8.25%, 11/1/29	4,000	3,374
Mauser Packaging Solutions Holding Co.
144A, 7.875%, 8/15/26	12,000	12,192
144A, 9.25%, 4/15/27	10,000	9,775
OI European Group BV, 144A, 4.75%, 2/15/30	5,000	4,613
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27	6,000	6,010
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 144A, 4.375%, 10/15/28	7,000	6,556
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A, 4.00%, 10/15/27	9,000	8,429
Sealed Air Corp.
144A, 5.50%, 9/15/25	12,000	12,000
144A, 6.125%, 2/1/28	6,000	5,993
144A, 6.875%, 7/15/33	5,000	5,183
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/28	4,000	4,270
TriMas Corp., 144A, 4.125%, 4/15/29	5,000	4,569
Trivium Packaging Finance BV
144A, 5.50%, 8/15/26	9,000	8,820
144A, 8.50%, 8/15/27	5,000	4,888

(Cost $238,236)		228,271

Transportation - 0.4%
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/28	5,000	4,448
First Student Bidco, Inc. / First Transit Parent, Inc., 144A,4.00%, 7/31/29	5,000	4,359
GN Bondco LLC, 144A, 9.50%, 10/15/31	3,000	2,985
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 144A, 10.75%, 7/1/25	5,000	5,025
Rand Parent LLC, 144A, 8.50%, 2/15/30	5,000	4,856
Watco Cos. LLC / Watco Finance Corp., 144A, 6.50%, 6/15/27	4,000	3,925
XPO CNW, Inc., 6.70%, 5/1/34	3,000	3,120

(Cost $29,725)		28,718

Trucking & Leasing - 0.2%
AerCap Global Aviation Trust,
144A, 6.50%, 6/15/45	5,000	4,975
Fortress Transportation and Infrastructure Investors LLC
144A, 6.50%, 10/1/25	5,000	5,012
144A, 5.50%, 5/1/28	5,000	4,813

(Cost $14,862)		14,800

Technology - 5.0%
Computers - 2.2%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/28	2,000	1,792
ASGN, Inc., 144A, 4.625%, 5/15/28	5,000	4,716
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 144A, 6.00%, 11/1/29	4,000	3,679
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	7,000	6,212
McAfee Corp., 144A, 7.375%, 2/15/30	9,000	7,965
NCR Atleos Corp., 144A, 9.50%, 4/1/29	7,000	7,452
NCR Voyix Corp.
144A, 5.00%, 10/1/28	5,000	4,675
144A, 5.125%, 4/15/29	9,000	8,370
Presidio Holdings, Inc., 144A, 8.25%, 2/1/28	8,000	7,920
Seagate HDD Cayman
4.875%, 6/1/27	5,000	4,854
4.091%, 6/1/29	6,000	5,490
9.625%, 12/1/32	5,000	5,661
5.75%, 12/1/34	5,000	4,815
Unisys Corp., 144A, 6.875%, 11/1/27	5,000	4,518
Vericast Corp.,144A,11.00%, 9/15/26	50,000	52,625
Virtusa Corp., 144A, 7.125%, 12/15/28	2,000	1,784
Western Digital Corp., 4.75%, 2/15/26	8,000	7,840

(Cost $143,278)		140,368

Office/Business Equipment - 0.2%
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	6,000	5,430
Xerox Corp., 6.75%, 12/15/39	5,000	4,275
Xerox Holdings Corp., 144A, 5.50%, 8/15/28	5,000	4,545

(Cost $15,264)		14,250

Semiconductors - 0.4%
Amkor Technology, Inc., 144A, 6.625%, 9/15/27	7,000	7,052
ams-OSRAM AG, 144A, 12.25%, 3/30/29	4,000	4,057
Entegris, Inc.
144A, 4.375%, 4/15/28	5,000	4,700
144A, 5.95%, 6/15/30	5,000	4,913
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	7,000	6,414

(Cost $28,623)		27,136

Software - 2.2%
AthenaHealth Group, Inc., 144A, 6.50%, 2/15/30	13,000	11,664
Boxer Parent Co., Inc., 144A, 9.125%, 3/1/26	5,000	5,012
Camelot Finance SA, 144A, 4.50%, 11/1/26	7,000	6,702
Central Parent, Inc. / CDK Global, Inc., 144A, 7.25%, 6/15/29	5,000	5,056
Clarivate Science Holdings Corp., 144A, 4.875%, 7/1/29	9,000	8,180
Cloud Software Group, Inc.
144A, 6.50%, 3/31/29	22,000	20,474
144A, 9.00%, 9/30/29	15,000	14,030
Consensus Cloud Solutions, Inc., 144A, 6.50%, 10/15/28	3,000	2,698
Fair Isaac Corp., 144A, 4.00%, 6/15/28	9,000	8,379
Open Text Corp., 144A, 3.875%, 12/1/29	10,000	8,896
Open Text Holdings, Inc.,144A, 4.125%, 2/15/30	9,000	7,965
PTC, Inc., 144A, 3.625%, 2/15/25	6,000	5,864
Rackspace Technology Global, Inc.
144A, 3.50%, 2/15/28	3,000	1,238
144A, 5.375%, 12/1/28	3,000	900
ROBLOX Corp., 144A, 3.875%, 5/1/30	5,000	4,387
Rocket Software, Inc., 144A, 6.50%, 2/15/29	3,000	2,546
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	9,000	8,809
Twilio, Inc., 3.875%, 3/15/31	5,000	4,375
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	10,000	9,200
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 144A, 3.875%, 2/1/29	5,000	4,488

(Cost $149,766)		140,863

Utilities - 1.5%
Electric - 1.4%
Algonquin Power & Utilities Corp., 4.75%, 1/18/82	4,000	3,485
Atlantica Sustainable Infrastructure PLC, 144A, 4.125%, 6/15/28	5,000	4,575
Calpine Corp.
144A, 5.25%, 6/1/26	10,000	9,862
144A, 5.125%, 3/15/28	7,000	6,659

144A, 4.625%, 2/1/29	5,000	4,600
144A, 5.00%, 2/1/31	5,000	4,482
144A, 3.75%, 3/1/31	8,000	6,880
Clearway Energy Operating LLC
144A, 4.75%, 3/15/28	9,000	8,465
144A, 3.75%, 2/15/31	7,000	5,918
Edison International,8.125%, 6/15/53	5,000	5,119
NextEra Energy Operating Partners LP, 144A, 3.875%, 10/15/26	13,000	12,169
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144A ,4.50%, 8/15/28	6,000	5,506
PG&E Corp., 5.25%, 7/1/30	5,000	4,725
Pike Corp., 144A ,5.50%, 9/1/28	5,000	4,775

(Cost $91,014)		87,220

Gas - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26
(Cost $8,632)	9,000	8,767

TOTAL CORPORATE BONDS (Cost $6,156,517)		5,888,336

	Number of Shares
CASH EQUIVALENTS - 7.8%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
(Cost $507,401)	507,401	507,401

TOTAL INVESTMENTS - 98.5% (Cost $6,663,918)		$6,395,737
Other assets and liabilities, net - 1.5%		97,415

NET ASSETS - 100.0%		$6,493,152

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(b)(c)
—	—	—(d)	—	—	23	—	—	—
CASH EQUIVALENTS — 7.8%
DWS Government Money Market Series “Institutional Shares”, 5.28%(b)
91,008	1,109,657	(693,264)	—	—	2,603	—	507,401	507,401

91,008	1,109,657	(693,264)	—	—	2,626	—	507,401	507,401

*	Non-income producing security.
(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

MTN:	Medium Term Note
Perpetual:	Callable security with no stated maturity date.
PIK:	Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$—	$5,888,336	$—	$5,888,336
Short-Term Investments(a)	507,401	—	—	507,401

TOTAL	$507,401	$5,888,336	$—	$6,395,737

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ESHY-PH3

R-089711-1 (5/24) DBX005195 (5/24)